Note 29 - Related Party Transactions and Key Management Personnel Remuneration	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of related party [text block]
29.	RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT PERSONNEL REMUNERATION

Parties are considered to be related if
one
party has the ability to control the other party or exercise influence over the other party in making financial or operating decisions. The definition includes subsidiaries and other persons.

Subsidiaries

Transactions between Just Energy and its subsidiaries meet the definition of related party transactions. These transactions are eliminated on consolidation and are not
disclosed in these consolidated financial statements.

Key management personnel

Just Energy’s key management personnel and persons connected with them are also considered to be related parties for disclosure purposes. Key management personnel are defined as those individuals having authority and responsibility for planning, directing and controlling the activities of Just Energy and consist of the Executive Chair, the Chief Executive Officer and the Chief Financial Officer.

During the years ended
March 31, 2019
and
2018,
Just Energy recorded the following as expenses related to these individuals:

	March 31, 2019	March 31, 2018
Salaries and benefits	$2,493	$8,939
Share-based compensation, net	1,163	3,738
	$3,656	$12,677

In fiscal
2018,
the key management personnel consisted of the Executive Chair, two
Chief Executive Officers and the Chief Financial Officer. The key management personnel expenses for the prior year also include severance and executive bonuses not
included in fiscal
2019.

As at
March 31, 2019,
key management personnel held approximately
669,688
RSGs/PBGs (
2018
–
1,774,094
).